Issued Capital and Reserves - Number of shares issued and outstanding (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024
Issued Capital and Reserves
Common shares issued and outstanding beginning	224,305,680	223,988,675	223,988,675
Share issuances for option exercises and RSU releases	8,333	317,005
Common shares issued and outstanding ending	224,314,013	224,305,680	224,314,013
Current and deferred tax	€ 898		€ 898